NON-CONTROLLING INTEREST (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)
NON-CONTROLLING INTEREST
Paid-in Capital	¥ 5,931,592	$ 848,206	¥ 5,931,592	$ 828,018
Capital contribution receivable due from non-controlling Interest	(48,870,000)	(6,988,317)	(48,870,000)	(6,821,988)
Unappropriated retained earnings (deficit)	(6,677,646)	(954,891)	(5,278,660)	(736,873)
Accumulated other comprehensive loss	(30,703)	(4,390)	(30,703)	(4,286)
Change of non-controlling interest due to disposal of former subsidiaries' equity interest	1,545,982	221,072
Valuation increase shared by minority shareholders	(34,790,000)	(4,974,904)	(34,790,000)	(4,856,497)
Total non-controlling interests	(13,310,775)	$ (1,903,416)	(13,457,771)	$ (1,878,632)
BHD
NON-CONTROLLING INTEREST
Paid-in Capital	926,592		926,592
Unappropriated retained earnings (deficit)	3,477,493		3,477,493
Accumulated other comprehensive loss	(18,850)		(18,850)
Total non-controlling interests	4,385,235		4,385,235
Nanjing Recon
NON-CONTROLLING INTEREST
Paid-in Capital	200,000		200,000
Unappropriated retained earnings (deficit)	4,123,773		3,616,001
Accumulated other comprehensive loss	(11,853)		(11,853)
Total non-controlling interests	4,311,920		3,804,148
Gan Su BHD
NON-CONTROLLING INTEREST
Paid-in Capital	4,805,000		4,805,000
Capital contribution receivable due from non-controlling Interest	0
Unappropriated retained earnings (deficit)	(8,846,171)		(8,498,212)
Accumulated other comprehensive loss	0
Change of non-controlling interest due to disposal of former subsidiaries' equity interest	0
Valuation increase shared by minority shareholders	0
Total non-controlling interests	(4,041,171)		(3,693,212)
Qinghai BHD
NON-CONTROLLING INTEREST
Paid-in Capital	0
Capital contribution receivable due from non-controlling Interest	0
Unappropriated retained earnings (deficit)	(1,427,520)		(1,452,105)
Accumulated other comprehensive loss	0
Change of non-controlling interest due to disposal of former subsidiaries' equity interest	1,427,520
Valuation increase shared by minority shareholders	0
Total non-controlling interests	0		(1,452,105)
FGS
NON-CONTROLLING INTEREST
Capital contribution receivable due from non-controlling Interest	(48,870,000)		(48,870,000)
Unappropriated retained earnings (deficit)	(3,886,759)		(2,329,068)
Valuation increase shared by minority shareholders	(34,790,000)		(34,790,000)
Total non-controlling interests	(17,966,759)		(16,409,068)
MSJ
NON-CONTROLLING INTEREST
Unappropriated retained earnings (deficit)	(118,462)		(92,769)
Change of non-controlling interest due to disposal of former subsidiaries' equity interest	¥ 118,462
Total non-controlling interests			¥ (92,769)